Leases - Schedule of Right-of-Use Assets Obtained in Exchange for New Operating and Finance Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating leases	$ 60	$ 80
Finance leases	$ 55